UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5160

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	05/31/07

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Information About the Review and Approval
of the Fund’s Management Agreement
35	Board Members Information
38	Officers of the Fund

F O R M O R E I N F O R M AT I O N

Back Cover

The Fund

Dreyfus New York
Tax Exempt Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Money Market Fund, covering the 12-month period from June 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads along the money market spectrum. We expect these developments to produce both challenges and opportunities for fixed-income investors.As always, your financial advisor can help you position your investments for these trends.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2006, through May 31, 2007, as provided by Joseph Irace, Portfolio Manager

Market and Fund Performance Overview

Yields of money market instruments remained in a relatively narrow trading range as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged between June 2006 and the end of the reporting period in a slowing economic environment.

For the 12-month period ended May 31, 2007, the fund produced a yield of 2.99% . Taking into account the effects of compounding, the fund produced an effective yield of 3.03% .1

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Interest Rates Stabilized as U.S. Economic Growth Moderated

The reporting period began in an environment of robust economic growth and mounting inflationary pressures, which in late June 2006 prompted the Fed to implement its sixteenth consecutive increase of short-term interest rates. As a result, the overnight federal funds rate rose to 5.25% . Over the summer, however, weakness in the housing and automotive sectors contributed to a more moderate rate of U.S. economic growth. In addition, energy prices began to retreat from their record highs, helping to relieve prevailing inflationary pressures.

Investors generally responded to these economic developments with expectations that a slower economy and more subdued inflation might prompt the Fed to begin reducing short-term interest rates sometime during 2007.The Fed lent credence to this view when it stopped raising interest rates and held them steady as it evaluated the impact of its previous rate hikes on the economy and inflation. In its public comments, the Fed repeatedly stated that it believed inflation was likely to moderate along with economic growth.With the Fed on hold over most of the reporting period, investor sentiment vacillated between expectations of a rate cut due to the economic slowdown and anticipation that stubborn inflation would cause the Fed to remain on the sidelines longer than previously expected.

For both the state and city of New York, tax revenues have continued to increase in an expanding economy, helping to support balanced operating budgets and prices of municipal securities.

Supply-and-Demand Forces Boosted Short-Term Yields

As short-term interest rates stabilized, tax-exempt money market yields generally traded within a relatively narrow range. However, variable-rate demand notes (“VRDNs”) on which yields are reset daily or weekly, provided higher yields than longer-term instruments during parts of

4

the reporting period. This relatively unusual phenomenon, known as an “inverted yield curve,” was primarily the result of supply-and-demand forces.

During times in which the yield curve was inverted, we allocated up to 90% of the fund’s assets to VRDNs, with the remainder invested in municipal notes and seasoned municipal bonds.When yield differences began to normalize, we reduced the fund’s exposure to VRDNs and increased its holdings of tax-exempt commercial paper with maturities in the three- to six-month range.These securities offered incrementally higher yields than very short-term instruments. As a result, by the end of the reporting period, the fund’s weighted average maturity had increased from a relatively short position to one that was slightly longer than industry averages.

Fund Remains Positioned for an Unchanged Fed Policy

After the Fed’s meeting in May 2007, it commented that its “predominant policy concern remains the risk that inflation will fail to moderate as expected.”These remarks, when combined with mixed economic and inflation data, suggest to us that the Fed is unlikely either to raise or lower short-term interest rates over the foreseeable future.We therefore intend to maintain the fund’s slightly longer-than-average duration position until we see evidence that the Fed is ready to adjust monetary policy one way or the other.

June 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’ S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Money Market Fund from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 3.42
Ending value (after expenses)	$1,015.20

COMPARING YOUR FUND’ S EXPENSES WITH THOSE OF OTHER FUNDS ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 3.43
Ending value (after expenses)	$1,021.54

† Expenses are equal to the fund’s annualized expense ratio of .68%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2007

Short-Term	Coupon	Maturity	Principal
Investments—102.7%	Rate (%)	Date	Amount ($)	Value ($)

New York—99.7%
Albany City School District,
GO Notes, BAN	4.50	6/29/07	3,000,000	3,000,995
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth, N.A.)	3.78	6/7/07	4,300,000 [a]	4,300,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	3.80	6/7/07	2,900,000 [a]	2,900,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key Bank)	3.78	6/7/07	1,000,000 [a]	1,000,000
Albany Industrial Development
Agency, IDR (Newkirk Products,
Inc. Project) (LOC; Bank of America)	3.79	6/7/07	905,000 [a]	905,000
Albany Industrial Development
Agency, Senior Housing Revenue
(South Mall Towers Albany,
L.P. Project) (Insured; FNMA
and Liquidity Facility; FNMA)	3.77	6/7/07	1,120,000 [a]	1,120,000
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key Bank)	3.84	6/7/07	4,500,000 [a]	4,500,000
Ausable Valley Central School
District, GO Notes (Insured; FGIC)	4.25	6/15/07	110,000	110,012
Binghamton,
GO Notes, BAN	4.25	2/1/08	297,843	298,800
Burnt Hills-Ballston Lake Central
School District, GO Notes, BAN	4.50	7/6/07	1,328,636	1,329,431
Chautauqua County,
GO Notes, TAN	4.00	12/21/07	3,000,000	3,006,463
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United Cerebral
Palsy Project) (LOC; Key Bank)	3.84	6/7/07	995,000 [a]	995,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Colonie,
GO Notes, BAN	4.25	4/4/08	6,000,000	6,021,827
Dutchess County Industrial
Development Agency, Civic Facility
Revenue, Refunding (Lutheran
Center at Poughkeepsie, Inc.
Project) (LOC; Key Bank)	3.78	6/7/07	1,800,000 [a]	1,800,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	3.84	6/7/07	2,810,000 [a]	2,810,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities
Inc. Project) (LOC; Key Bank)	3.84	6/7/07	1,305,000 [a]	1,305,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	3.84	6/7/07	2,330,000 [a]	2,330,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy Association
Project) (LOC; Key Bank)	3.84	6/7/07	705,000 [a]	705,000
Erie County Industrial Development
Agency, IDR (Luminescent
System Inc. Project) (LOC;
HSBC Bank USA)	3.95	6/7/07	3,995,000 [a]	3,995,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.81	6/7/07	5,085,000 [a,b]	5,085,000
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group Inc. and
LOC; Ixis Corporate and
Investment Bank)	3.86	6/7/07	2,600,000 [a,b]	2,600,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Herkimer County Industrial
Development Agency, Civic Facility
Revenue (Templeton Foundation
Project) (LOC; Key Bank)	3.84	6/7/07	1,795,000 [a]	1,795,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.81	6/7/07	5,800,000 [a,b]	5,800,000
Irvington Union Free School
District, GO Notes, TAN	4.65	6/22/07	450,000	450,199
Islip,
GO Notes, BAN	4.25	9/7/07	300,000	300,353
Merrick Union Free School
District, GO Notes, TAN	4.50	6/27/07	500,000	500,222
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank NA)	3.76	6/7/07	4,055,000 [a]	4,055,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.65	7/10/07	4,000,000	4,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.81	6/7/07	2,400,000 [a]	2,400,000
Monroe County Industrial
Development Agency, IDR
(2883 Associates LP)
(LOC; HSBC Bank USA)	3.95	6/7/07	1,145,000 [a]	1,145,000
Monroe County Industrial
Development Agency, IDR
(Axelrod Realty
Partnership Facility)
(LOC; JPMorgan Chase Bank)	3.90	12/1/07	390,000	390,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions
Inc. Facility) (LOC; M&T Bank)	3.92	6/7/07	285,000 [a]	285,000
Monroe County Industrial
Development Agency, IDR
(National Development Council
Multi-Issue Facilities) (LOC;
HSBC Bank USA)	4.00	6/15/07	600,000	600,000
Nassau County,
GO Notes, TAN	4.25	9/30/07	3,000,000	3,007,037
New York City	5.00	8/1/07	775,000	776,325
New York City
(Liquidity Facility; Dexia
Credit Locale)	3.81	6/7/07	685,000 [a,b]	685,000
New York City
(Liquidity Facility; Merrill Lynch)	3.81	6/7/07	5,000,000 [a,b]	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish Banks)	3.78	6/7/07	4,000,000 [a]	4,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the
Upper West Side, Inc. Project)
(LOC; M&T Bank)	3.81	6/7/07	4,900,000 [a]	4,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	3.78	6/7/07	2,000,000 [a]	2,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	3.84	6/7/07	1,140,000 [a]	1,140,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce
Bank N.A.)	3.89	6/7/07	3,645,000 [a]	3,645,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Transitional Finance
Authority, General Capital
Purpose, BAN	4.25	6/29/07	500,000	500,176
New York Counties Tobacco Trust
II, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.81	6/7/07	4,760,000 [a,b]	4,760,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.81	6/7/07	7,330,000 [a,b]	7,330,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (Insured;
Radian Bank and Liquidity
Facility; Citizens Bank of
Massachusetts)	3.81	6/7/07	7,300,000 [a]	7,300,000
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group) (Liquidity Facility;
Merrill Lynch)	3.81	6/7/07	2,100,000 [a,b]	2,100,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.80	6/7/07	5,000,000 [a,c]	5,000,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/07	200,000	200,097
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	3.78	6/7/07	2,400,000 [a]	2,400,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured; FHLMC
and Liquidity Facility; FHLMC)	3.81	6/7/07	1,000,000 [a]	1,000,000

T h e F u n d 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Housing Finance
Agency, Revenue (Sea Park West
Housing) (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.81	6/7/07	3,250,000 [a]	3,250,000
Newburgh Industrial Development
Agency, MFHR (Belvedere
Housing Project) (Liquidity
Facility; Merrill Lynch)	3.87	6/7/07	3,040,000 [a,b]	3,040,000
Olean,
GO Notes, RAN	4.50	8/30/07	1,200,000	1,202,006
Oneida County Industrial
Development Agency, IDR (The
Fountainhead Group, Inc.
Facility) (LOC; Citizens Bank
of Massachusetts)	3.79	6/7/07	3,165,000 [a]	3,165,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	3.86	6/7/07	2,710,000 [a]	2,710,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	3.81	6/7/07	2,295,000 [a]	2,295,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project)
(LOC; Key Bank)	3.84	6/7/07	3,400,000 [a]	3,400,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/29/07	4,900,000	4,902,317
Pearl River Union Free School
District, GO Notes, TAN	4.50	6/28/07	2,200,000	2,200,986
Port Chester Industrial
Development Agency, IDR (40
Pearl Street LLC) (LOC; The
Bank of New York)	3.83	6/7/07	2,150,000 [a]	2,150,000
Putnam County,
GO Notes, TAN	4.00	11/15/07	2,200,000	2,203,906

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	3.81	6/7/07	4,300,000 [a]	4,300,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (The
Sage Colleges Project)
(LOC; M&T Bank)	3.80	6/7/07	2,295,000 [a]	2,295,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	3.79	6/7/07	2,400,000 [a]	2,400,000
Rockland County Industrial
Development Agency, IDR
(Intercos America Inc.
Project) (LOC; HSBC Bank USA)	3.95	6/7/07	3,800,000 [a]	3,800,000
Sandy Creek Central School
District, GO Notes, Refunding
(Insured; FSA)	4.25	6/15/07	645,000	645,134
Saugerties Central School
District, GO Notes, BAN	4.25	8/15/07	1,500,000	1,501,354
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	3.84	6/7/07	1,650,000 [a]	1,650,000
Shenendehowa Central School
District, GO Notes, BAN	4.50	6/29/07	2,760,000	2,760,000
South Country Central School
District at Brookhaven, GO
Notes, BAN	4.25	1/18/08	1,000,000	1,002,740
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	3.82	6/7/07	2,785,000 [a]	2,785,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Suffolk County Industrial
Development Agency, IDR
(Belmont Villas LLC Facility)
(Insured; FNMA)	3.77	6/7/07	3,000,000 [a]	3,000,000
Syracuse,
GO Notes Public Improvement
(City School District
Purposes) (Insured; FGIC)	4.00	12/1/07	250,000 [c]	250,235
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	3.80	6/7/07	2,300,000 [a]	2,300,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	4.00	6/1/07	300,000	300,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.00	6/1/07	785,000	785,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.00	6/1/07	1,905,000	1,905,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Putters Program)
(LOC; JPMorgan Chase Bank)	3.83	6/7/07	4,995,000 [a,b]	4,995,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.82	6/7/07	3,280,000 [a,b]	3,280,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
TSASC Inc. of New York,
Tobacco Settlement Asset-Backed
Bonds (Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.85	6/7/07	2,000,000 [a,b]	2,000,000
Ulster County Industrial
Development Agency, IDR
(Deluxe Packaging Corporation
Project) (LOC; National Bank
of Canada)	3.86	6/7/07	2,500,000 [a]	2,500,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Jacob Burns
Film Center Project) (LOC; The
Bank of New York)	3.82	6/7/07	4,070,000 [a]	4,070,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	3.78	6/7/07	1,800,000 [a]	1,800,000
Westchester County Industrial
Development Agency, Civic Facility
Revenue (Northern Westchester
Hospital Association Civic Facility)
(LOC; Commerce Bank N.A.)	3.79	6/7/07	4,340,000 [a]	4,340,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	3.82	6/7/07	3,080,000 [a]	3,080,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Rye Country Day School
Project) (LOC; Allied Irish Banks)	3.83	6/7/07	4,800,000 [a]	4,800,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.81	6/7/07	4,300,000 [a,b]	4,300,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.81	6/7/07	5,050,000 [a,b]	5,050,000
Wyandanch Union Free School
District, GO Notes, TAN	4.65	6/28/07	500,000	500,249
U.S. Related—3.0%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.84	6/7/07	7,000,000 [a,b]	7,000,000

Total Investments (cost $237,495,864)			102.7%	237,495,864
Liabilities, Less Cash and Receivables			(2.7%)	(6,300,991)
Net Assets			100.0%	231,194,873

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $63,025,000 or 27.3% of net assets.
[c] Purchased on a delayed delivery basis.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	70.9
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	3.0
Not Rated [e]	Not Rated [e]	Not Rated [e]	26.1
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	237,495,864	237,495,864
Interest receivable		2,474,758
Prepaid expenses		18,952
		239,989,574

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		120,741
Cash overdraft due to Custodian		3,912,447
Payable for investment securities purchased		4,041,178
Payable for shares of Beneficial Interest redeemed		628,000
Accrued expenses		92,335
		8,794,701

Net Assets ($)		231,194,873

Composition of Net Assets ($):
Paid-in capital		231,194,873

Net Assets ($)		231,194,873

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		231,227,984
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT	OF OPERATIONS
Year Ended May 31 ,	2007

Investment Income ($):
Interest Income	8,880,549
Expenses:
Management fee—Note 2(a)	1,212,188
Shareholder servicing costs—Note 2(b)	267,040
Professional fees	65,676
Custodian fees	26,297
Trustees’ fees and expenses—Note 2(c)	15,806
Prospectus and shareholders’ reports	15,067
Registration fees	14,752
Miscellaneous	23,244
Total Expenses	1,640,070
Investment Income—Net, representing net income
in net assets resulting from operations	7,240,479

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2007	2006

Operations ($):
Investment income—net	7,240,479	5,767,970
Net realized gain (loss) on investments	—	9,487
Net unrealized depreciation on investments	—	(207)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,240,479	5,777,250

Dividends to Shareholders from ($):
Investment income—net	(7,249,966)	(5,771,128)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	173,782,523	273,930,402
Dividends reinvested	7,004,015	5,578,822
Cost of shares redeemed	(236,360,474)	(253,515,185)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(55,573,936)	25,994,039
Total Increase (Decrease) in Net Assets	(55,583,423)	26,000,161

Net Assets ($):
Beginning of Period	286,778,296	260,778,135
End of Period	231,194,873	286,778,296

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.030	.022	.010	.004	.008
Distributions:
Dividends from investment income—net	(.030)	(.022)	(.010)	(.004)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.03	2.26	1.05	.39	.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.68	.66	.67	.66	.66
Ratio of net expenses
to average net assets	.68	.65	.66	.66	.66
Ratio of net investment income
to average net assets	2.99	2.24	1.03	.39	.75

Net Assets, end of period ($ x 1,000)	231,195	286,778	260,778	276,244	290,038

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid

24

monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At May 31, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2007 and May 31, 2006, were all tax exempt income.

T h e F u n d 25

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended May 31, 2007, as a result of permanent book to tax differences, the fund increased accumulated undistributed tax exempt income-net by $9,487 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

At May 31,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2007, the fund was charged $184,602 pursuant to the Shareholder Services Plan.

NOTE 2—Management Fee and Other Transactions With Affiliates:

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $59,640 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $4,089 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $97,493, chief compliance officer fees $3,748 and transfer agency per account fees $19,500.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus New York Tax Exempt Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Money Market Fund,including the statement of investments, as of May 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31,2007 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Money Market Fund at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 16, 2007

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2007 as “exempt-interest dividends” (not subject to regular Federal and, for individuals who are New York residents, New York State and New York City personal income taxes). As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2007 calendar year on Form 1099-INT, which will be mailed by January 31, 2008.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 8, 2007, the Board considered the re-approval of the fund’s Management Agreement through November 30, 2007, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities, as well as the Manager’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting, and compliance infrastructure.

30

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of February 28, 2007.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were at and higher than the respective Expense Group medians.The Board also noted that the fund’s total expense ratio was at the Expense Group median and only one basis point higher than the Expense Universe median.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended February 28, 2007, and placed significant emphasis on comparisons of total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper. The Board noted that the fund achieved second quintile total return rankings (the first quintile reflecting the highest performance ranking group) in its Performance Group, and returns at or just below the Expense Universe median, for each reported time period up to 10 years.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent

32

to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

34

NOTES

Ticker Symbol: DNYXX

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,484 in 2006 and $36,484 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,820 in 2006 and $3,262 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $147 in 2006 and $166 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $586,749 in 2006 and $1,302,603 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)